Basis of preparation of consolidated financial statements	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Basis of preparation of consolidated financial statements

2. Basis of preparation of consolidated financial statements

(i) Statement of compliance and basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and its interpretations (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). All accounting policies have been applied consistently to all periods presented in these consolidated financial statements, except for new accounting standards adopted by the Company.

The consolidated financial statements correspond to the classification provisions contained in IAS 1(revised), “Presentation of Financial Statements”. For clarity, various items are aggregated in the statement of income and statement of financial position. These items are disaggregated separately in the notes to the consolidated financial statements, where applicable.

All amounts included in the consolidated financial statements are reported in millions of Indian rupees (₹ in millions) except share and per share data, unless otherwise stated. Due to rounding off, the numbers presented throughout the document may not add up precisely to the totals and percentages may not precisely reflect the absolute figures.

(ii) Basis of measurement

The consolidated financial statements have been prepared on a historical cost convention and on an accrual basis, except for the following material items which have been measured at fair value as required by relevant IFRS:

a.	Derivative financial instruments;

b.	Financial instruments classified as fair value through other comprehensive income or fair value through profit or loss;

c.	The defined benefit asset/ (liability) is recognized as the present value of defined benefit obligation less fair value of plan assets; and

d.	Contingent consideration.

(iii) Convenience translation (unaudited)

The accompanying consolidated financial statements have been prepared and reported in Indian rupees, the functional currency of the Parent Company. Solely for the convenience of the readers, the consolidated financial statements as at and for the year ended March 31, 2019, have been translated into United States dollars at the certified foreign exchange rate of US$1 = ₹ 69.16 as published by Federal Reserve Board of Governors on March 31, 2019. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollars at such a rate or any other rate. Due to rounding off, the translated numbers presented throughout the document may not add up precisely to the totals.

(iv) Use of estimates and judgment

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are included in the following notes:

a)

Revenue recognition: The Company applies judgement to determine whether each product or services promised to a customer are capable of being distinct, and are distinct in the context of the contract, if not, the promised product or services are combined and accounted as a single performance obligation. The Company allocates the arrangement consideration to separately identifiable performance obligation deliverables based on their relative stand-alone selling price. In cases where the Company is unable to determine the stand-alone selling price the company uses expected cost-plus margin approach in estimating the stand-alone selling price. The Company uses the percentage of completion method using the input (cost expended) method to measure progress towards completion in respect of fixed price contracts. Percentage of completion method accounting relies on estimates of total expected contract revenue and costs. This method is followed when reasonably dependable estimates of the revenues and costs applicable to various elements of the contract can be made. Key factors that are reviewed in estimating the future costs to complete include estimates of future labor costs and productivity efficiencies. Because the financial reporting of these contracts depends on estimates that are assessed continually during the term of these contracts, revenue recognized, profit and timing of revenue for remaining performance obligations are subject to revisions as the contract progresses to completion. When estimates indicate that a loss will be incurred, the loss is provided for in the period in which the loss becomes probable. Volume discounts are recorded as a reduction of revenue. When the amount of discount varies with the levels of revenue, volume discount is recorded based on estimate of future revenue from the customer

b)

Impairment testing: Goodwill and intangible assets with infinite useful life recognized on business combination are tested for impairment at least annually and when events occur or changes in circumstances indicate that the recoverable amount of the asset or the cash generating unit to which these pertain is less than the carrying value. The recoverable amount of the asset or the cash generating units is higher of value-in-use and fair value less cost of disposal. The calculation of value in use of a cash generating unit involves use of significant estimates and assumptions which includes turnover, growth rates and net margins used to calculate projected future cash flows, risk-adjusted discount rate, future economic and market conditions.

c)

Income taxes: The major tax jurisdictions for the Company are India and the United States of America. Significant judgments are involved in determining the provision for income taxes including judgment on whether tax positions are probable of being sustained in tax assessments. A tax assessment can involve complex issues, which can only be resolved over extended time periods.

d)

Deferred taxes: Deferred tax is recorded on temporary differences between the tax bases of assets and liabilities and their carrying amounts, at the rates that have been enacted or substantively enacted at the reporting date. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable profits during the periods in which those temporary differences and tax loss carry-forwards become deductible. The Company considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

e)

Business combination: In accounting for business combinations, judgment is required in identifying whether an identifiable intangible asset is to be recorded separately from goodwill. Additionally, estimating the acquisition date fair value of the identifiable assets (including useful life estimates) and liabilities acquired, and contingent consideration assumed involves management judgment. These measurements are based on information available at the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. Changes in these judgments, estimates, and assumptions can materially affect the results of operations.

f)

Defined benefit plans and compensated absences: The cost of the defined benefit plans, compensated absences and the present value of the defined benefit obligations are based on actuarial valuation using the projected unit credit method. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases and mortality rates. Due to the complexities involved in the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

g)

Expected credit losses on financial assets: The impairment provisions of financial assets and contract assets are based on assumptions about risk of default and expected timing of collection. The Company uses judgment in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s past history of collections, customer’s credit-worthiness, existing market conditions as well as forward looking estimates at the end of each reporting period.

h)

Measurement of fair value of non-marketable equity investments: These instruments are initially recorded at cost and subsequently measured at fair value. Fair value of investments is determined using the market and income approaches. The market approach includes the use of financial metrics and ratios of comparable companies, such as revenue, earnings, comparable performance multiples, recent financial rounds and the level of marketability of the investments. The selection of comparable companies requires management judgment and is based on a number of factors, including comparable company sizes, growth rates, and development stages. The income approach includes the use of discounted cash flow model, which requires significant estimates regarding the investees’ revenue, costs, and discount rates based on the risk profile of comparable companies. Estimates of revenue and costs are developed using available historical and forecast data.

i)

Useful lives of property, plant and equipment: The Company depreciates property, plant and equipment on a straight-line basis over estimated useful lives of the assets. The charge in respect of periodic depreciation is derived based on an estimate of an asset’s expected useful life and the expected residual value at the end of its life. The life are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology. The estimated useful life is reviewed at least annually.

j)

Useful lives of intangible assets: The Company amortizes intangible assets on a straight-line basis over estimated useful lives of the assets. The useful life is estimated based on a number of factors including the effects of obsolescence, demand, competition and other economic factors such as the stability of the industry and known technological advances and the level of maintenance expenditures required to obtain the expected future cash flows from the assets. The estimated useful life is reviewed at least annually.

k)

Other estimates: The share-based compensation expense is determined based on the Company’s estimate of equity instruments that will eventually vest. Fair valuation of derivative hedging instruments designated as cash flow hedges involves significant estimates relating to the occurrence of forecast transaction.